Capital Management (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Equity	$ 14,149,208	$ 22,212,572	$ 20,625,931	$ (4,461,230)